Condensed Parent Company Financial Information (Tables)	12 Months Ended
Dec. 31, 2016
Condensed Parent Company Financial Information [Abstract]
Condensed Parent Company Balance Sheet

Condensed Balance Sheets
	(in thousands)
Assets:	2016	2015
Cash	$294	$334
Investment in bank subsidiary	83,950	82,564
Premises and equipment, net of accumulated
depreciation	-	267
Other assets	1,222	1,239
Total assets	$85,466	$84,404

Liabilities:
Junior subordinated deferrable interest debentures	$12,806	$12,773
Other liabilities	102	70

Total liabilities	12,908	12,843
Shareholders' equity	72,558	71,561

Total liabilities and shareholders’ equity	$85,466	$84,404

Condensed Parent Company Income Statement

	(in thousands)
Condensed Statements of Income	2016	2015	2014
Income – dividends from bank subsidiary	$2,575	$3,000	$3,200
Expenses – interest expense, professional fees and other
expenses, net of federal income tax benefit	(703)	(577)	(587)
Income before equity in undistributed net income of bank
subsidiary	1,872	2,423	2,613
Equity in undistributed net income of bank subsidiaries	3,649	3,494	1,699
Net income	$5,521	$5,917	$4,311

Condensed Parent Company Cash Flow Statement

	(in thousands)
Condensed Statements of Cash Flows	2016	2015	2014
Cash flows from operating activities:
Net income	$5,521	$5,917	$4,311
Adjustments to reconcile net income to net cash provided
by operating activities:
Equity in undistributed net income of bank
subsidiary	(3,649)	(3,494)	(1,699)
Depreciation and amortization	39	59	27
Loss on disposal of premises	91	-	-
(Increase) decrease in other assets	17	(53)	(4)
Increase (decrease) in other liabilities	33	(101)	(71)
Net cash provided by operating activities	2,052	2,328	2,564

Cash flows from investing activities:
Payment for acquisition	-	-	(1,197)
Proceeds from sale of premises	170	-	-

Net cash provided by (used in) investing activities	170	-	(1,197)

Cash flows from financing activities:
Purchase treasury stock	(833)	(927)	(1,136)
Proceeds from sale of treasury shares	18	14	12
Cash dividends paid	(1,446)	(1,200)	(1,194)
Net cash used by financing activities	(2,261)	(2,113)	(2,318)
Net increase (decrease) in cash	(39)	215	(951)
Cash at beginning of the year	334	119	1,070
Cash at end of the year	$295	$334	$119